Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd. (Narrative) (Details) - CAD ($)				1 Months Ended
	Oct. 09, 2018	Jul. 10, 2018	Oct. 14, 2016	Oct. 28, 2016
Statements Line Items
Warrant exercise price			$ 1.10	$ 0.52
Warrant exercisable period			2 years	2 years
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Replicel [Member]
Statements Line Items
Milestone payments		$ 4,750,000
Royalty expense		$ 7,000,000
Period of initial investment		8 years 6 months
YOFOTO (China) Health Industry Co. Ltd. [Member] | Definitive Licensing And Collaborative Agreement [Member] | Private Placement [Member] | Replicel [Member]
Statements Line Items
License period		15 years
Amount invested in private placement	$ 5,090,005	$ 5,090,005
Share price		$ 0.95
Percentage of warrant coverage		20.00%
Warrant exercise price		$ 0.95
Warrant exercisable period		2 years
Ownership description of shares	19.9%	over 19.9%
Number of shares purchased	5,357,900
Upfront fees	$ 509,001
Percentage of success fee paid	10.00%
Percentage of success fee for milestone fees and royalty fees received	5.00%
Proceeds from private placement	$ 5,090,005
Proceeds from private placement warrants issued on fair value	2,563,919
Proceeds allocated to license fees revenue	$ 2,526,086
Period of license fees revenue recognized	10 years
Period of revenue recognized	10 years
Finder fees	$ 509,001
Finder fees for contract asset and share issuance cost	$ 509,001